Subsidiaries with material non-controlling interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accumulated balances of material non-controlling interest:
Non-controlling interests	$ 205,575	$ 169,012	$ 162,751
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	48,043	13,574	12,827
Sociedad Minera El Brocal S.A.A
Accumulated balances of material non-controlling interest:
Non-controlling interests	205,750	169,178
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	48,101	13,628	12,855
Apu Coropuna S.R.L.
Accumulated balances of material non-controlling interest:
Non-controlling interests	(175)	(166)
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	$ (58)	$ (54)	$ (28)
Country of domicile | Sociedad Minera El Brocal S.A.A
Equity interest held by non-controlling interests:
Proportion of ownership interests held by non-controlling interests	38.57%	38.57%	38.57%
Accumulated balances of material non-controlling interest:
Non-controlling interests	$ 205,750	$ 169,178	$ 162,863
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	$ 48,101	$ 13,628	$ 12,855
Country of domicile | Apu Coropuna S.R.L.
Equity interest held by non-controlling interests:
Proportion of ownership interests held by non-controlling interests	30.00%	30.00%	30.00%
Accumulated balances of material non-controlling interest:
Non-controlling interests	$ (175)	$ (166)	$ (112)
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	$ (58)	$ (54)	$ (28)